Stock-Based Compensation (Calculation And Assumptions Utilized In Calculation Of Fair Values Of Options Granted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate grant date fair value	$ 4.0	[1]	$ 4.9	[1]
Weighted-average per share grant date fair value (in dollars per share)	$ 4.68	[1]	$ 4.90	[1]
Risk-free interest rate	1.90%	[1]	2.70%	[1]
Expected life in years	7 years 2 months 12 days	[1]	7 years	[1]
Expected volatility (over expected life)	34.40%	[1]	33.30%	[1]
Expected dividend yield (over expected life)	4.80%	[1]	4.70%	[1]

[1]	No options were granted in 2013